FINANCIAL RISK AND CAPITAL MANAGEMENT - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € ¥ / €	Dec. 31, 2021 £ / € $ / €	Dec. 31, 2021 $ / € ₨ / €	Dec. 31, 2021 $ / € ₪ / €	Dec. 31, 2021 $ / € ₨ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 $ / € ₽ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 ₪ / € £ / €	Dec. 31, 2020 ₽ / € £ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 ₪ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 ₽ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2020 ₪ / €	Dec. 31, 2020 ₽ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €
RISK MANAGEMENT AND CONTROL OVER FINANCIAL REPORTING [Abstract]
Closing rates	0.641459	0.641459	0.641459	0.641459	0.641459	0.641459	0.641459	0.641459	0.641459	0.641459	1.112347	1.112347	1.112347	1.112347	1.112347	0.138672	1.192944	0.011873	0.284493	0.020204	0.043068	0.011809	0.653539	0.883697	0.253505	0.010933	0.616599	0.81493
Average rate	0.634813	0.130994	1.162567	0.011436	0.261349	0.02029	0.041679	0.011466	0.629078	0.845116	1.124403	0.254882	0.011873	0.633446	0.87184